Share Capital (Details) - Schedule of nonvested stock options granted - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Schedule Of Nonvested Stock Options Granted Abstract
Number of Options Nonvested Beginning Balance	1,000,000
Exercise Price Nonvested Beginning Balance	$ 2.5
Number of Options Granted		1,000,000
Exercise Price Granted		$ 2.5
Number of Options Vested	50,000
Exercise Price Vested	$ 0.4
Number of Options Nonvested Ending Balance		1,000,000
Exercise Price Nonvested Ending Balance		$ 2.5